Investment Objectives and Goals	Feb. 01, 2026
Alpha Architect US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect US Equity ETF
Alpha Architect US Equity 2 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect US Equity 2 ETF
Alpha Architect US Equity 3 ETF S000097630
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect US Equity 3 ETF
Alpha Architect US Equity 4 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Alpha Architect US Equity 4 ETF